Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Domestic
Current tax expenses	$ (207)	$ (150)	$ (199)
Income tax expense for year	$ (207)	$ (150)	$ (199)